Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill
21 Goodwill
Goodwill
2015	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	570	1,557	2,306	3,263	1,030	12	8,738
Foreign currency translation impact	(2)	(7)	(4)	(3)	0	0	(16)
Other	(1)	(1)	(8)	(10)	(3)	0	(23)
Balance at end of period	567	1,549	2,294	3,250	1,027	12	8,699
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Impairment losses	0	0	756	2,661	380	0	3,797
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	567	1,549	1,522	531	639	0	4,808
Goodwill (continued)
2014	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	541	1,443	2,134	3,011	952	12	8,093
Goodwill acquired during the year	0	22	0	0	0	0	22
Foreign currency translation impact	29	126	172	254	80	0	661
Other	0	(34)	0	(2)	(2)	0	(38)
Balance at end of period	570	1,557	2,306	3,263	1,030	12	8,738
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Balance at end of period	0	0	16	58	8	12	94
Net book value (CHF million)
Net book value	570	1,557	2,290	3,205	1,022	0	8,644
In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill. As of December 31, 2015 and 2014, the Group’s market capitalization was below book value.
On October 21, 2015, the Group announced the new strategy and organization, which included the introduction of a new segment structure. Under the prior structure, the reporting units for Private Banking & Wealth Management were Wealth Management Clients, Corporate & Institutional Clients, Asset Management and Private Banking & Wealth Management’s non-strategic unit, and Investment Banking was considered to be one reporting unit. With an effective date of November 1, 2015, the reporting units under the new structure were redefined as follows: Swiss Universal Bank – Private Banking, Swiss Universal Bank – Corporate & Institutional Banking, International Wealth Management – Private Banking, International Wealth Management – Asset Management, Asia Pacific – Private Banking, Asia Pacific – Investment Banking, Global Markets, Investment Banking & Capital Markets and the Strategic Resolution Unit.
The carrying value of each reporting unit for purposes of the goodwill impairment test is determined by considering the reporting units’ >>>risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill and intangible assets. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the >>>fair value of its reporting units, the Group applied a combination of the market approach and income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which are determined from the Group’s financial plan as approved by the Board of Directors.
In determining the estimated fair value, the Group relied upon its five-year strategic business plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
Under US GAAP, goodwill has to be tested for impairment before and immediately after a reorganization of reporting units. As a result, the goodwill impairment test was performed as of November 1, 2015 under the old reporting units and then again under the newly defined reporting units. In addition, the remaining goodwill after considering the impairment as of November 1, 2015 was tested for impairment as of December 31, 2015.
The total goodwill impairment for Credit Suisse Group as of November 1, 2015 was CHF 3,797 million. Prior to the reorganization, the goodwill for the Investment Banking reporting unit was impaired by CHF 2,324 million, which was recognized and allocated across the three new reporting units with investment banking activities, Global Markets, Asia Pacific – Investment Banking and Investment Banking & Capital Markets, based on their relative fair values. Immediately after the reorganization, the Global Markets reporting unit was further impaired by CHF 1,473 million. In total, the goodwill impairment of CHF 3,797 million was recognized as follows: CHF 2,661 million in Global Markets, CHF 756 million in Asia Pacific – Investment Banking and CHF 380 million in Investment Banking & Capital Markets.
Based on its goodwill impairment analysis performed as of December 31, 2015, the Group concluded that the estimated fair value for all of the reporting units with goodwill substantially exceeded their related carrying values and no further impairment was necessary as of December 31, 2015.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the Global Markets and Investment Banking & Capital Markets reporting units as of November 1, 2015 and December 31, 2015 and in the valuation of the former Investment Banking reporting unit as of November 1, 2015. The valuations were also performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes adversely differ by a significant margin from its best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.
As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000. In 2014, the Group completed the acquisition of Morgan Stanley’s private wealth management businesses in EMEA, excluding Switzerland, which generated goodwill upon consolidation.

Bank
Goodwill
20 Goodwill
Goodwill
2015	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	456	1,495	2,058	2,919	920	12	7,860
Foreign currency translation impact	(2)	(7)	(4)	(4)	0	0	(17)
Other	(1)	(1)	(8)	(10)	(3)	0	(23)
Balance at end of period	453	1,487	2,046	2,905	917	12	7,820
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Impairment losses	0	0	756	2,661	380	0	3,797
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	453	1,487	1,274	186	529	0	3,929
Goodwill (continued)
2014	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	427	1,381	1,886	2,667	842	12	7,215
Goodwill acquired during the year	0	22	0	0	0	0	22
Foreign currency translation impact	29	126	172	254	80	0	661
Other	0	(34)	0	(2)	(2)	0	(38)
Balance at end of period	456	1,495	2,058	2,919	920	12	7,860
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	16	58	8	12	94
Balance at end of period	0	0	16	58	8	12	94
Net book value (CHF million)
Net book value	456	1,495	2,042	2,861	912	0	7,766
> Refer to “Note 21 – Goodwill” in V – Consolidated financial statements – Credit Suisse Group for further information.